UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
                ----------------------------------------------------------------
Address:        200 Pringle Avenue Suite 555
                ----------------------------------------------------------------
                Walnut Creek, CA  94596
                ----------------------------------------------------------------

                ----------------------------------------------------------------

Form 13F File Number:
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
                ----------------------------------------------------------------
Title:          Portfolio Manager
                ----------------------------------------------------------------
Phone:          925 932 0344
                ----------------------------------------------------------------

Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    February 1, 2013
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  51
                                                 --------------------
Form 13F Information Table Value Total:               $183,215
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 12.31.12

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


APPLE INC.		COM	37833100	26332	49480	SH	SOLE	NONE	0	0	49480
GOOGLE INC		COM	38259P508	11155	15769	SH	SOLE	NONE	0	0	15769
CHEVRON CORP		COM	166764100	10726	99187	SH	SOLE	NONE	0	0	99187
IBM			COM	459200101	9263	48358	SH	SOLE	NONE	0	0	48358
TARGET CORP		COM	8.76E+110	6338	107115	SH	SOLE	NONE	0	0	107115
WALT DISNEY CO.		COM	254687106	6266	125841	SH	SOLE	NONE	0	0	125841
EXXON MOBIL		COM	30231G102	6023	69594	SH	SOLE	NONE	0	0	69594
CATERPILLAR INC		COM	149123101	5679	63378	SH	SOLE	NONE	0	0	63378
JOHNSON & JOHNSON	COM	478160104	5416	77262	SH	SOLE	NONE	0	0	77262
GLD: GOLD INDEX		COM	863307104	5387	33246	SH	SOLE	NONE	0	0	33246
COCA COLA		COM	191216100	5356	147745	SH	SOLE	NONE	0	0	147745
CHESAPEAKE ENERGY	COM	165167107	5279	317638	SH	SOLE	NONE	0	0	317638
McDONALD'S		COM	580135101	5148	58360	SH	SOLE	NONE	0	0	58360
WELLS FARGO BANK	COM	949746101	4370	127858	SH	SOLE	NONE	0	0	127858
FXI: CHINA INDEX	COM	464287184	4343	107360	SH	SOLE	NONE	0	0	107360
NESTLE			COM	641069406	4324	66355	SH	SOLE	NONE	0	0	66355
VALE			COM	9.19E+108	4265	203485	SH	SOLE	NONE	0	0	203485
NXP SEMICONDUCTORS	COM	53329578	3957	150335	SH	SOLE	NONE	0	0	150335
RANGE RESOURCES		COM	75281A109	3834	61015	SH	SOLE	NONE	0	0	61015
HASBRO INC		COM	418056107	3619	100810	SH	SOLE	NONE	0	0	100810
NATIONAL-OILWELL VARCO	COM	637071101	3589	52510	SH	SOLE	NONE	0	0	52510
EWZ: BRAZIL INDEX	COM	464286400	3571	63840	SH	SOLE	NONE	0	0	63840
PNC FINL CORP 6.125%	PRF	693475857	3552	128050	SH	SOLE	NONE	0	0	128050
A T & T			COM	00206R102	3519	104391	SH	SOLE	NONE	0	0	104391
FAX: ABERDEEN- ASIA	COM	3009107		3510	453475	SH	SOLE	NONE	0	0	453475
CLEAN ENERGY FUELS	COM	184499101	2873	230795	SH	SOLE	NONE	0	0	230795
US BANCORP 6.50%	PRF	902973833	2830	98800	SH	SOLE	NONE	0	0	98800
FREEPORT MCMORAN	COM	35671D782	2661	77795	SH	SOLE	NONE	0	0	77795
MERRILL LYNCH 6.45% C11	PRF	590199204	2444	98050	SH	SOLE	NONE	0	0	98050
TBT: US T-BOND Short	COM	74347R297	2004	31583	SH	SOLE	NONE	0	0	31583
PALO ALTO NETWORKS	COM	697435105	1852	34601	SH	SOLE	NONE	0	0	34601
VERIZON COMMUNICATIONS	COM	92343V104	1574	36378	SH	SOLE	NONE	0	0	36378
CAPITAL ONE FINL 6.00%	PRF	14040H402	1342	54000	SH	SOLE	NONE	0	0	54000
KKR FIN'L 8.375% C16	PRF	48248A405	1084	38750	SH	SOLE	NONE	0	0	38750
CARRIZO OIL & GAS	COM	144577103	1071	51180	SH	SOLE	NONE	0	0	51180
MORGAN STANLEY 6.6% C11	PRF	61750K208	1065	42538	SH	SOLE	NONE	0	0	42538
FACEBOOK INC		COM	30303M102	1034	38850	SH	SOLE	NONE	0	0	38850
CAPITAL ONE FINL 6.00%	PRF	14040H402	992	39900	SH	SOLE	NONE	0	0	39900
BIOTECHNOLOGY INDEX	COM	3.37E+207	803	17477	SH	SOLE	NONE	0	0	17477
CITIGROUP 6.10% C08	PRF	173064205	772	31050	SH	SOLE	NONE	0	0	31050
AEGON 3mo+87.50 bps C10	PRF	7924509		516	22150	SH	SOLE	NONE	0	0	22150
PROCTER & GAMBLE CO	COM	742718109	455	6700	SH	SOLE	NONE	0	0	6700
METLIFE 3mo+100bps C10	PRF	59156R504	447	17800	SH	SOLE	NONE	0	0	17800
ARMOUR RESIDENTIAL REIT	COM	42315101	428	66100	SH	SOLE	NONE	0	0	66100
ALLIANZ SE DEBT 8.375%	PRF	18805200	397	15500	SH	SOLE	NONE	0	0	15500
NASDAQ 100		COM	73935A104	368	5650	SH	SOLE	NONE	0	0	5650
VANGUARD TOTAL STOCK	COM	922908769	366	5000	SH	SOLE	NONE	0	0	5000
GENERAL ELECTRIC	COM	369604103	295	14050	SH	SOLE	NONE	0	0	14050
WELLS FARGO 7.875% C13	PRF	94985V202	268	10600	SH	SOLE	NONE	0	0	10600
XLF: FINANCIAL INDEX	COM	81369y605	251	15315	SH	SOLE	NONE	0	0	15315
CYS INVESTMENTS, INC.	COM	12673A108	202	17080	SH	SOLE	NONE	0	0	17080






